Provisions - Payment profile of legal provisions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
In one to two years
Disclosure of other provisions [line items]
Non-current legal provision	$ 180	$ 22	$ 14
In two to three years
Disclosure of other provisions [line items]
Non-current legal provision	159	21	17
In three to four years
Disclosure of other provisions [line items]
Non-current legal provision	10	9	22
In four to five years
Disclosure of other provisions [line items]
Non-current legal provision	9	9	9
In more than five years
Disclosure of other provisions [line items]
Non-current legal provision	$ 14	$ 31	$ 43